                      ----------------------------------

                         Annual Report August 31, 1998

                      ----------------------------------


                             O P P E N H E I M E R

                                    Capital
                               Appreciation Fund

                                   [GRAPHIC]


                                    [LOGO]
                              OPPENHEIMERFUNDS(R)
                            THE RIGHT WAY TO INVEST

     CONTENTS

      3 President's Letter

      4 An Interview with Your Fund's Manager

      8 Fund Performance
-----------------------------------------
     13 Financial Statements

     34 Independent Auditors' Report
-----------------------------------------
     35 Federal Income Tax Information

     36 Officers and Trustees

     40 Information and Services


Report HIGHLIGHTS
-----------------

 . DURING THE FISCAL YEAR ENDED AUGUST 31, 1998, THE FUND SUCCESSFULLY navigated the ups and downs in several industries, particularly technology.

 . WE AVOIDED MANY OF THE EFFECTS OF THE ASIAN ECONOMIC CRISES by focusing on domestic, U.S. companies with earnings believed to be predictable and with reasonable valuations.

----------------------------
Avg Annual Total Returns
----------------------------
For the 1-Year Period
Ended 8/31/98

CLASS A
Without        With
Sales Chg./1/  Sales Chg./2/
----------------------------
(4.06)%        (9.58)%
----------------------------

CLASS B
Without        With
Sales Chg./1/  Sales Chg./2/
----------------------------
(4.86)%        (9.04)%
----------------------------

CLASS C
Without        With
Sales Chg./1/  Sales Chg./2/
----------------------------
(4.84)%        (5.68)%
----------------------------

CLASS Y
Without        With
Sales Chg./1/  Sales Chg./2/
----------------------------
(7.45)%        (7.45)%
----------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1-800-525-7048 OR VISIT OUR WEBSITE, WWW.OPPENHEIMERFUNDS.COM.

1. Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account. Class Y shares commenced operations on November 3, 1997. Class Y performance is for a period less than one year, and has not been annualized.

2. Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. An explanation of the different performance calculations is in the Fund's prospectus. Class Y shares are not available for sale to individual shareholders. Class B and C shares are subject to a 0.75% annual asset-based sales charge.

2  Oppenheimer Capital Appreciation Fund

[PICTURE APPEARS HERE]

BRIDGET A. MACASKILL
President
Oppenheimer
Capital Appreciation Fund


Dear SHAREHOLDER,
------------------

The performance of the financial markets over the past several months could be viewed as "A Tale of Two Markets." Until mid-July, the excitement surrounding the stock market's continued ascent to new record highs overshadowed the favorable economic environment that existed for bonds: low inflation and declining interest rates. However, since that time, stocks have declined sharply amid heightened volatility. Yet, the bond market remains poised to benefit from the same positive economic conditions that existed earlier in the year.

     Why have stocks faltered lately? The financial crises in Asia and Russia have negatively affected the earnings of some large U.S. corporations and have contributed to a slowdown in U.S. economic growth. Although slower economic growth has been negative for stocks, it should not adversely impact bonds. That's because slower economic growth generally means fewer inflationary pressures and less likelihood that interest rates will rise.

     What should you do during this period of relative uncertainty? If you have well-defined, long-term financial goals and an investment strategy designed to achieve them, we encourage you to stay the course. However, if you feel your financial plan is out-of-date or incomplete, now is the time to make improvements. The best way to cope with short-term volatility is to adhere to a long-term plan that contains proven strategies, such as diversification among various financial markets, geographic regions, investment styles and individual securities. A long-term plan will give you the focus and perspective you need to put short-term volatility in its proper context.

     As longstanding advocates of financial planning, we have been encouraged by our shareholders' rational responses to the latest market events. Many of you tell us that you have a long-term strategy in place, which includes diversifying your investment portfolio among a number of different asset classes in accordance with your tolerance for risk. At OppenheimerFunds, our portfolio management teams include seasoned professionals who have encountered extreme market volatility in the past, giving them the perspective required to address risks and take advantage of opportunities in turbulent markets. In our view, having a well-defined set of financial goals, a disciplined long-term strategy and the help of experienced investment professionals are all fundamental parts of The Right Way to Invest.

Sincerely,



/s/ Bridget A. Macaskill

Bridget A. Macaskill
September 22, 1998

3  Oppenheimer Capital Appreciation Fund

"We found ATTRACTIVE INVESTMENT OPPORTUNITIES among industries such as specialty retailing, travel, grocery chains, drug companies and consumer finance."


An INTERVIEW with your Fund's manager
-------------------------------------


HOW HAS THE FUND PERFORMED DURING THE 12-MONTH PERIOD ENDED AUGUST 31, 1998?

Oppenheimer Capital Appreciation Fund achieved relatively good results during its fiscal year ended August 31, 1998 despite a sharp drop in the prices of some of the Fund's technology holdings during the last two months of 1997. The Fund continued to provide competitive performance relative to its peers in the capital appreciation category, ranking in the top half of funds as measured by Lipper Analytical Services for the one-year period ended September 30, 1998./1/

WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE?

While we always select stocks based on their individual merit, we are also guided by our view of the outlook for specific industries. This year, we successfully anticipated gains and losses in several industries, to the Fund's benefit. For example, late in 1997, we reduced our holdings in technology stocks that we believed were vulnerable to the ongoing downturn in Asian markets. And, the prices of many of these stocks did fall before the beginning of 1998. We took advantage of the sell-off by adding to our positions in fast-growing technology companies such as software giant Microsoft Corp. and Cisco Systems, Inc., a leading computer network equipment provider. When the technology sector rebounded strongly during 1998, these stocks were among the first to rise, sharply boosting the Fund's performance.

WHAT OTHER INVESTMENTS CONTRIBUTED TO THE FUND'S SUCCESS?

Although the Asian economic crisis showed no signs of abating during the year, domestic consumer spending remained strong. To help insulate the Fund from the effects of Asia while taking advantage of the strong domestic economy, we looked toward stable, well-known domestic

4  Oppenheimer Capital Appreciation Fund

[PICTURE APPEARS HERE]

PORTFOLIO MANAGEMENT TEAM (L TO R)
Bob Doll
Jane Putnam (Portfolio Manager)


growth companies, where we believed earnings were predictable and valuations were reasonable.

     We found a number of attractive opportunities for investments among companies providing consumers with the products and services they want, including retailers, cruise lines, grocery stores, drug companies and consumer finance companies. In fact, some of our holdings among specialty retailers did so well that we sold or reduced our holdings because the stock price rose higher than we believed was warranted by the company's underlying value. Another strong-performing, consumer-related holding was Carnival Corp. With consumers willing to spend money on vacations and with a limited supply of cabin space aboard cruise ships, Carnival was in a position to avoid discounting and maintain profit margins. Despite a highly publicized fire aboard one ship, earnings rose and the stock performed well.

     The Fund also held large positions in selected grocery stores, such as Safeway Inc., drug companies, such as Pfizer Inc., and consumer finance companies, such as Travelers Group Inc. Since consumer spending drove the U.S. economy throughout the year, the Fund benefited from the domestic and consumer orientation of these companies. We also benefited from a careful, company-by-company investment selection process, choosing some of the best-performing stocks within these industries.

1. Source: Lipper Analytical Services, Inc., 9/30/98. Based on the comparisons between changes in net asset value without considering sales charges, with dividends and capital gains distributions of the Fund's Class A shares reinvested. The Fund's Class A shares were ranked 95 out of 238 (1-year), 14 out of 95 (5-year) and 23 out of 55 (10-year) among capital appreciation funds for the periods ended 9/30/98.

5  Oppenheimer Capital Appreciation Fund

---------------------------------
Avg Annual Total Returns
---------------------------------
For the Periods Ended 9/30/982

CLASS A
1 year     5 year    10 year
---------------------------------
(9.63)%    15.63%    14.36%
---------------------------------

CLASS B
                     Since
1 year     5 year    Inception
---------------------------------
(9.07)%    N/A       16.02%
---------------------------------

CLASS C
                     Since
1 year     5 year    Inception
---------------------------------
(5.74)%    N/A       16.36%
---------------------------------

CLASS Y
                     Since
1 year     5 year    Inception
---------------------------------
N/A        N/A       (3.21)%
---------------------------------


An INTERVIEW with your Fund's manager
--------------------------------------


DID ANY INVESTMENTS DISAPPOINT?

Performance did lag in certain sectors. Oil service companies suffered when oil prices declined due to heavy supply. Despite strong earnings, stock prices of companies like Halliburton Co. fell, although their business remained on track. We believe oil service companies will eventually recover and have chosen to hold our position in many of these stocks.

     Among technology stocks, certain specific areas suffered as a result of events in Asia and have yet to recover. In particular, the stocks of disk drive manufacturers remain depressed because an oversupply of product has slowed sales. We believe that as excess inventory is used up, this group will show significant gains.

WHAT OTHER AREAS OF THE MARKET ARE YOU CURRENTLY TARGETING?

With the market experiencing considerable volatility, we are looking for opportunities to put the Fund's cash to work by purchasing well-known domestic growth companies at attractive prices. We are focusing on businesses where we believe earnings are predictable and valuations are reasonable. For example, major car rental companies are selling at relatively low multiples of earnings. These are domestic companies that aren't affected by volatility in offshore markets. With demand for these services rising as more people travel, we see attractive investment opportunities among the industry's key players.

2. Total returns include changes in share price and reinvestment of dividends and capital gains distributions on a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception on 11/1/95). Class C returns include the contingent deferred sales charge of 1% for the one-year period. An explanation of the different performance calculations is in the Fund's prospectus. Class Y shares are not available for sale to individual shareholders. Class B and C shares are subject to a 0.75% annual asset-based sales charge.

6  Oppenheimer Capital Appreciation Fund

PORTFOLIO ALLOCATION/3/


PIE CHART APPEARS HERE

 . Stocks                       89.4%
= Cash Equivalents             10.3
  Bonds                         0.3


WHAT IS YOUR OUTLOOK FOR THE FUTURE?

In the coming months, we expect the domestic economy to remain strong, though profit growth in some industries may be hurt by continued weakness in international markets, particularly Asia. Accordingly, we remain cautiously positioned for growth, with a significant percentage of the Fund's assets in cash as a buffer against volatility. Our cash holdings also position us to take advantage of emerging investment opportunities. In this uncertain environment, we believe that our disciplined approach and emphasis on individual stock selection should serve investors well...continuing to make Oppenheimer Capital Appreciation Fund part of The Right Way to Invest.

TOP FIVE INDUSTRIES/3/
-------------------------------------------------------------------------------
Computer Software/Services                                            9.5%
-------------------------------------------------------------------------------
Diversified Financial                                                 6.5
-------------------------------------------------------------------------------
Telecommunications/Technology                                         6.2
-------------------------------------------------------------------------------
Leisure & Entertainment                                               5.7
-------------------------------------------------------------------------------
Computer Hardware                                                     5.3
-------------------------------------------------------------------------------


TOP 10 STOCK HOLDINGS/3/
-------------------------------------------------------------------------------
Microsoft Corp.               3.3%      Carnival Corp., Cl. A         1.7%
-------------------------------------------------------------------------------
Pfizer, Inc.                  2.0       Avon Products, Inc.           1.7
-------------------------------------------------------------------------------
CVS Corp.                     2.0       Cisco Systems, Inc.           1.6
-------------------------------------------------------------------------------
Travelers Group, Inc.         1.8       Tellabs, Inc.                 1.6
-------------------------------------------------------------------------------
Safeway, Inc.                 1.8       EMC Corp.                     1.4
-------------------------------------------------------------------------------


3. Portfolio is subject to change. Percentages are as of August 31, 1998 and are based on total market value of investments.

7    Oppenheimer Capital Appreciation Fund

FUND PERFORMANCE

HOW HAS THE FUND PERFORMED? Below is a discussion by the Manager of the Fund's performance during its fiscal year ended August 31, 1998, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

     . MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the past fiscal year, the Fund's performance was supported by low rates of U.S. inflation and strong levels of consumer spending and confidence. However, weakness in Asian economies introduced greater volatility into the stock market. We focused on companies that we found fairly valued relative to their earnings growth and price. Among technology stocks, we took advantage of temporary price weakness to establish and increase holdings among fast-growing computer software, hardware and telecommunications companies. Among consumer-oriented sectors, we sought reliable earnings at a fair price. Our holdings among consumer cyclicals and non-cyclicals included specialty retailers, grocery and drug stores, cruise lines and pharmaceutical companies. We also maintained major holdings among diversified financial companies. The Fund reduced its cash position during the past fiscal year as it found investment opportunities that met its objectives. However, at the end of the fiscal year we continued to maintain significant cash reserves as a buffer against volatility and a resource with which to capitalize on future investment opportunities. The Fund's portfolio and our management strategies are subject to change.

8  Oppenheimer Capital Appreciation Fund

     . COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until August 31, 1998: in the case of Class A shares, performance is measured over a ten-year period; in the case of Class B shares, from the inception of the class on November 1, 1995; in the case of Class C shares, from the inception of the Class on December 1, 1993, and in the case of Class Y shares, from the inception of the class on November 3, 1997. The Fund's performance reflects the deduction of the 5.75% maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestment of all dividends and capital gains distributions.

     The Fund's performance is compared to the performance of the Standard & Poor's ("S&P") 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices shown.

9    Oppenheimer Capital Appreciation Fund

FUND PERFORMANCE

Class A Shares

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Appreciation Fund (Class A) and S&P 500

[THE FOLLOWING TABLE WAS ORIGINALLY A LINE GRAPH IN THE PRINTED MATERIALS]

                      Oppenheimer Capital
                       Appreciation Fund
                            Class A                      S&P 500

12/31/87                      9,425                       10,000
12/31/88                     12,477                       11,656
12/31/89                     14,763                       15,343
12/31/90                     14,446                       14,866
12/31/91                     20,418                       19,386
12/31/92                     22,514                       20,861
12/31/93                     23,398                       22,958
12/31/94                     23,505                       23,261
12/31/95                     31,697                       31,991
8/31/96                      35,589                       34,375
8/31/97                      50,010                       48,339
8/31/98                      47,978                       52,256
8/31/99

AVERAGE ANNUAL RETURN OF CLASS A SHARES OF THE FUND AT 8/31/98(2)

1 Year -9.58%        5 Year   15.05%         10 Year  14.39%

Class B Shares

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Appreciation Fund (Class B) and S&P 500

[THE FOLLOWING TABLE WAS ORIGINALLY A LINE GRAPH IN THE PRINTED MATERIALS]

                      Oppenheimer Capital
                       Appreciation Fund
                            Class B                      S&P 500

11/1/95                      10,000                       10,000
12/31/95                     10,167                       10,640
8/31/96                      11,352                       11,432
8/31/97                      15,813                       16,077
8/31/98                      14,744                       17,379
8/31/99

AVERAGE ANNUAL RETURN OF CLASS A SHARES OF THE FUND AT 8/31/98/3/

1 Year -9.04%       Life  14.69%

The returns and the ending account values in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions. The performance information for the S&P 500 Index in Class B begins on 10/31/95.
1. The Fund's fiscal year has changed from 12/31 to 8/31.
2. The inception date of the Fund's Class A shares was 1/22/81. The average annual total return is shown net of the applicable 5.75% maximum initial sales charge.
3. Class B shares of the Fund were first publicly offered on 11/1/95. The average annual total return is shown net of the applicable 5% contingent deferred sales charge respectively, for the 1-year and the life of the class. The ending account value in the graph is net of the applicable 3% contingent deferred sales charge.

                 10     Oppenheimer Capital Appreciation Fund

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Appreciation Fund (Class C) and S&P 500

[The following table was originally a line graph in the printed materials.]

                  Oppenheimer Capital
                  Appreciation Fund
                      Class C                 S&P 500

12/1/93              10,000                   10,000
12/31/93             10,117                   10,121
12/31/94             10,066                   10,254
12/31/95             13,443                   14,103
8/31/96              15,010                   15,154
8/31/97              20,917                   21,310
8/31/98              19,904                   23,036
8/31/99

AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 8/31/98/4/

1 Year   -5.68%          Life   15.59%

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Capital Appreciation Fund (Class Y) and S&P 500

[The following table was originally a line graph in the printed materials.]

                  Oppenheimer Capital
                  Appreciation Fund
                      Class Y                 S&P 500

11/3/97                10,000                  10,000
8/31/98                 9,256                  10,603

AVERAGE ANNUAL TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 8/31/98/5/
Life   -7.45%

The returns and the ending account values in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions. The performance information for the S&P 500 Index in Class C begins on 11/30/93 and in Class Y begins on 10/31/97.
4. Class C shares of the Fund were first publicly offered on 12/1/93. The average annual total return is shown net of the applicable 1% contingent deferred sales charge for the 1-year period.
5. Class Y shares of the Fund, first publicly offered on 11/3/97, are offered at net asset value without sales charges to certain institutional investors.
Past performance is not predictive of future performance.
Graphs are not drawn to the same scale.

                  11   Oppenheimer Capital Appreciation Fund

FINANCIALS


12   Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Statement of Investments   August 31, 1998
--------------------------------------------------------------------------------

                                                                                     MARKET VALUE
                                                                        SHARES        SEE NOTE 1
=================================================================================================
COMMON STOCKS--91.4%
-------------------------------------------------------------------------------------------------
BASIC MATERIALS--2.2%
-------------------------------------------------------------------------------------------------
CHEMICALS--2.2%
Crompton & Knowles Corp.                                                350,000      $ 5,118,750
-------------------------------------------------------------------------------------------------
Dexter Corp.                                                            136,100        3,368,475
-------------------------------------------------------------------------------------------------
Ferro Corp.                                                             246,400        4,974,200
-------------------------------------------------------------------------------------------------
Morton International, Inc.                                              346,100        7,700,725
-------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                    316,200       16,066,912
                                                                                      ----------
                                                                                      37,229,062

-------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--23.0%
-------------------------------------------------------------------------------------------------
AUTOS & HOUSING--4.6%
Arvin Industries, Inc.                                                  144,900        5,469,975
-------------------------------------------------------------------------------------------------
Budget Group, Inc., Cl. A(1)                                            940,000       15,980,000
-------------------------------------------------------------------------------------------------
Centex Corp.                                                            502,000       17,758,250
-------------------------------------------------------------------------------------------------
Hertz Corp., Cl. A                                                      230,000        8,682,500
-------------------------------------------------------------------------------------------------
Pulte Corp.                                                             300,000        8,662,500
-------------------------------------------------------------------------------------------------
Republic Industries, Inc.(1)                                            650,000       11,496,875
-------------------------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                                  380,000        9,713,750
                                                                                      ----------
                                                                                      77,763,850
-------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--5.9%
Callaway Golf Co.                                                       500,000        4,968,750
-------------------------------------------------------------------------------------------------
Carnival Corp.                                                          990,000       28,586,250
-------------------------------------------------------------------------------------------------
CKE Restaurants, Inc.                                                   360,000       11,160,000
-------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                   120,000       12,240,000
-------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.(1)                                         372,000        5,370,750
-------------------------------------------------------------------------------------------------
Premier Parks, Inc.(1)                                                  500,000        8,125,000
-------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                            370,000        8,972,500
-------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                       240,000       19,290,000
                                                                                      ----------
                                                                                      98,713,250

                 13      Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                     MARKET VALUE
                                                                        SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------------
MEDIA--4.0%
Belo (A.H.) Corp., Cl. A                                                275,200      $ 5,091,200
-------------------------------------------------------------------------------------------------
CBS Corp.                                                               500,000       13,000,000
-------------------------------------------------------------------------------------------------
New York Times Co., Cl. A                                               568,200       16,477,800
-------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                     450,000       21,431,250
-------------------------------------------------------------------------------------------------
Young & Rubicam, Inc.(1)                                                350,000       10,696,875
                                                                                      ----------
                                                                                      66,697,125

-------------------------------------------------------------------------------------------------
RETAIL: GENERAL--5.1%
CVS Corp.                                                               940,000       34,192,500
-------------------------------------------------------------------------------------------------
Dayton Hudson Corp.                                                     155,000        5,580,000
-------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                                    170,000        7,405,625
-------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.(1)                                            576,800       11,175,500
-------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp.(1)                                                 390,000       18,232,500
-------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc.(1)                                              305,000        9,035,625
                                                                                      ----------
                                                                                      85,621,750

-------------------------------------------------------------------------------------------------
RETAIL: SPECIALTY--3.4%
Barnes & Noble, Inc.(1)                                                 360,200        9,747,912
-------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                             300,500        9,766,250
-------------------------------------------------------------------------------------------------
Fred Meyer, Inc.(1)                                                     550,000       21,621,875
-------------------------------------------------------------------------------------------------
Intimate Brands, Inc., Cl. A                                            120,000        2,220,000
-------------------------------------------------------------------------------------------------
Nine West Group, Inc.(1)                                                415,100        6,615,656
-------------------------------------------------------------------------------------------------
Tiffany & Co.                                                            85,000        3,160,937
-------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                          200,000        4,462,500
                                                                                      ----------
                                                                                      57,595,130

-------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--14.3%
-------------------------------------------------------------------------------------------------
FOOD--4.1%
-------------------------------------------------------------------------------------------------
Keebler Foods Co.(1)                                                    475,000       12,260,937
-------------------------------------------------------------------------------------------------
Kroger Co.(1)                                                           300,000       13,500,000
-------------------------------------------------------------------------------------------------
McCormick & Co., Inc., Non-Vtg.                                         260,100        7,559,156
-------------------------------------------------------------------------------------------------
Richfood Holdings, Inc.                                                 270,800        5,568,325
-------------------------------------------------------------------------------------------------
Safeway, Inc(1)                                                         765,000       30,121,875
                                                                                      ----------
                                                                                      69,010,293

                 14      Oppenheimer Capital Appreciation Fund

                                                                                    MARKET VALUE
                                                                        SHARES       SEE NOTE 1
-------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--3.7%
Lilly (Eli) & Co.                                                       120,000      $ 7,860,000
-------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                            370,000       34,410,000
-------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                   235,000       20,210,000
                                                                                      ----------
                                                                                      62,480,000

-------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--4.1%
Baxter International, Inc.                                              230,000       12,247,500
-------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                 320,000       10,660,000
-------------------------------------------------------------------------------------------------
First Health Group Corp.(1)                                             417,200        8,422,225
-------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp.(1)                                                    260,000        4,923,750
-------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.(1)                                               300,000       10,181,250
-------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                         180,000        9,247,500
-------------------------------------------------------------------------------------------------
Minimed, Inc.(1)                                                        113,100        5,768,100
-------------------------------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(1)                                      432,936        8,225,784
                                                                                      ----------
                                                                                      69,676,109

-------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS--1.7%
Avon Products, Inc.                                                     452,600       28,457,225
-------------------------------------------------------------------------------------------------
TOBACCO--0.7%
-------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.                                                174,000        7,231,875
-------------------------------------------------------------------------------------------------
RJR Nabisco Holdings Corp.                                              195,000        4,229,062
                                                                                      ----------
                                                                                      11,460,937

-------------------------------------------------------------------------------------------------
ENERGY--2.5%
ENERGY SERVICES & PRODUCERS--1.2%
-------------------------------------------------------------------------------------------------
BJ Services Co.(1)                                                      170,000        2,146,250
-------------------------------------------------------------------------------------------------
Coflexip SA, Sponsored ADR                                              145,200        4,555,650
-------------------------------------------------------------------------------------------------
Global Industries Ltd.(1)                                               166,900        1,564,687
-------------------------------------------------------------------------------------------------
Halliburton Co.                                                         353,200        9,381,875
-------------------------------------------------------------------------------------------------
Varco International, Inc.(1)                                            419,800        2,991,075
                                                                                      ----------
                                                                                      20,639,537

-------------------------------------------------------------------------------------------------
OIL-INTEGRATED--1.3%
Mobil Corp.                                                              80,000        5,530,000
-------------------------------------------------------------------------------------------------
Texaco, Inc.                                                             90,000        5,000,625
-------------------------------------------------------------------------------------------------
Total SA, Sponsored ADR                                                 220,000       10,573,750
                                                                                      ----------
                                                                                      21,104,375

                 15      Oppenheimer Capital Appreciation Fund

---------------------------------------------------------------------------------------------------
 Statement of Investments  (Continued)
---------------------------------------------------------------------------------------------------
                                                                                  Market Value
                                                                      Shares       See Note 1
----------------------------------------------------------------------------------------------------
Financial--14.7%
----------------------------------------------------------------------------------------------------
Banks--4.4%
----------------------------------------------------------------------------------------------------
Banc One Corp.                                                          390,371   $   14,834,098
----------------------------------------------------------------------------------------------------
BankBoston Corp.                                                        200,000        7,137,500
----------------------------------------------------------------------------------------------------
Credito Italiano SpA                                                  3,225,000       15,497,245
----------------------------------------------------------------------------------------------------
Fleet Financial Group, Inc.                                             174,900       11,466,881
----------------------------------------------------------------------------------------------------
NationsBank Corp.                                                        85,500        4,873,500
----------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken Group                                     695,000        8,721,523
----------------------------------------------------------------------------------------------------
Star Banc Corp.                                                          50,000        2,743,750
----------------------------------------------------------------------------------------------------
State Street Corp.                                                      100,000        5,206,250
----------------------------------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros SA, Sponsored GDR                  228,600        3,429,000
                                                                                   -----------------
                                                                                      73,909,747
----------------------------------------------------------------------------------------------------
Diversified Financial--6.6%
Associates First Capital Corp., Cl. A                                   215,000       12,711,875
----------------------------------------------------------------------------------------------------
CMAC Investment Corp.                                                   154,400        5,944,400
----------------------------------------------------------------------------------------------------
Fannie Mae                                                              112,000        6,363,000
----------------------------------------------------------------------------------------------------
Finova Group, Inc.                                                      200,200        8,933,925
----------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                224,000        7,224,000
----------------------------------------------------------------------------------------------------
Freddie Mac                                                             220,000        8,690,000
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                               185,000       12,210,000
----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                        145,250        8,433,578
----------------------------------------------------------------------------------------------------
Price (T. Rowe) Associates, Inc.                                        216,800        6,598,850
----------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                  150,000        4,481,250
----------------------------------------------------------------------------------------------------
Travelers Group, Inc.                                                   682,500       30,285,937
                                                                                   -----------------
                                                                                     111,876,815
----------------------------------------------------------------------------------------------------
Insurance--3.1%
Conseco, Inc.                                                           500,000       13,812,500
----------------------------------------------------------------------------------------------------
Equitable Cos., Inc.                                                    280,000       16,012,500
----------------------------------------------------------------------------------------------------
SunAmerica, Inc.                                                        365,000       22,607,188
                                                                                --------------------
                                                                                      52,432,188

                   16  Oppenheimer Capital Appreciation Fund

                                                                                  Market Value
                                                                        Shares    See Note 1
----------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.6%
Boston Properties, Inc.                                                 341,400   $    9,751,237
----------------------------------------------------------------------------------------------------
Industrial--6.3%
----------------------------------------------------------------------------------------------------
Electrical Equipment--0.5%
Emerson Electric Co.                                                    155,000        8,835,000
----------------------------------------------------------------------------------------------------
Industrial Materials--2.0%
Owens-Illinois, Inc.(1)                                                 178,300        5,560,731
----------------------------------------------------------------------------------------------------
Rayonier, Inc.                                                          157,700        6,150,300
----------------------------------------------------------------------------------------------------
Southdown, Inc.                                                         211,900        8,952,775
----------------------------------------------------------------------------------------------------
USG Corp.                                                               301,000       12,943,000
                                                                                   -----------------
                                                                                      33,606,806
----------------------------------------------------------------------------------------------------
Industrial Services--0.4%
AccuStaff, Inc.(1)                                                      500,000        6,250,000
----------------------------------------------------------------------------------------------------
Manufacturing--2.6%
American Standard Cos., Inc.(1)                                         205,300        8,032,363
----------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                                                 115,000        4,894,688
----------------------------------------------------------------------------------------------------
Herman Miller, Inc.                                                     398,400        8,167,200
----------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                               180,000        8,718,750
----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                 250,000       13,875,000
                                                                                   -----------------
                                                                                      43,688,001
----------------------------------------------------------------------------------------------------
Transportation--0.8%
Kansas City Southern Industries, Inc.                                   405,000       13,314,375
----------------------------------------------------------------------------------------------------
Technology--24.0%
----------------------------------------------------------------------------------------------------
Computer Hardware--5.4%
Compaq Computer Corp.                                                   590,000       16,483,125
----------------------------------------------------------------------------------------------------
Dell Computer Corp.(1)                                                   95,000        9,500,000
----------------------------------------------------------------------------------------------------
EMC Corp.(1)                                                            525,000       23,723,438
----------------------------------------------------------------------------------------------------
Gateway 2000, Inc.(1)                                                   285,000       13,484,063
----------------------------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                                             527,000        9,222,500
----------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.(1)                                               340,000       13,472,500
----------------------------------------------------------------------------------------------------
Western Digital Corp.(1)                                                540,000        4,455,000
                                                                                   -----------------
                                                                                      90,340,626

                   17  Oppenheimer Capital Appreciation Fund

----------------------------------------------------------------------------------------------------
  Statement of Investments  (Continued)
 ----------------------------------------------------------------------------------------------------

                                                                                   Market Value
                                                                        Shares     See Note 1
----------------------------------------------------------------------------------------------------
Computer Software/Services--9.7%
BMC Software, Inc.(1)                                                   451,200   $   19,091,400
----------------------------------------------------------------------------------------------------
Cambridge Technology Partners, Inc.(1)                                  396,700       12,892,750
----------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                 132,500        3,577,500
----------------------------------------------------------------------------------------------------
Computer Sciences Corp.(1)                                              150,000        8,484,375
----------------------------------------------------------------------------------------------------
Gartner Group, Inc., Cl. A(1)                                           190,000        4,393,750
----------------------------------------------------------------------------------------------------
HBO & Co.                                                               640,000       13,600,000
----------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                      590,000       56,603,125
----------------------------------------------------------------------------------------------------
Network Associates, Inc.(1)                                             355,650       11,469,713
----------------------------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                                     401,200       11,283,750
----------------------------------------------------------------------------------------------------
PLATINUM Technology, Inc.(1)                                            448,000        8,400,000
----------------------------------------------------------------------------------------------------
Sungard Data Systems, Inc.(1)                                           434,500       13,768,219
                                                                                   -----------------
                                                                                     163,564,582
----------------------------------------------------------------------------------------------------
Electronics--2.6%
Applied Materials, Inc.(1)                                              250,000        6,140,625
----------------------------------------------------------------------------------------------------
LSI Logic Corp.(1)                                                      220,000        2,695,000
----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                               340,000        9,052,500
----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                 160,000        7,630,000
----------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                                          705,600       19,139,400
                                                                                   -----------------
                                                                                      44,657,525
----------------------------------------------------------------------------------------------------
Telecommunications: Technology--6.3%
Alcatel Alsthom, Sponsored ADR                                          340,000       10,263,750
----------------------------------------------------------------------------------------------------
CIENA Corp.(1)                                                          307,000        8,634,375
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                                  330,000       27,018,750
----------------------------------------------------------------------------------------------------
General Instrument Corp.(1)                                             850,000       16,893,750
----------------------------------------------------------------------------------------------------
Newbridge Networks Corp.(1)                                             154,600        2,869,763
----------------------------------------------------------------------------------------------------
Premisys Communications, Inc.(1)                                        650,000        5,525,000
----------------------------------------------------------------------------------------------------
Tellabs, Inc.(1)                                                        636,700       26,900,575
----------------------------------------------------------------------------------------------------
Uniphase Corp.(1)                                                       205,000        8,187,188
                                                                                   -----------------
                                                                                     106,293,151

                    18  Oppenheimer Capital Appreciation Fund

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                                                        MARKET VALUE
                                                                         SHARES           SEE NOTE 1
----------------------------------------------------------------------------------------------------
UTILITIES--4.4%
----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
Consolidated Edison Co. of New York, Inc.                                200,000      $    9,462,500
----------------------------------------------------------------------------------------------------
Montana Power Co.                                                         40,000           1,560,000
----------------------------------------------------------------------------------------------------
New Century Energies, Inc.                                                85,100           3,925,238
----------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                              160,000           6,910,000
                                                                                       -------------
                                                                                          21,857,738
----------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES--3.1%
Qwest Communications International, Inc.(1)                              400,000          10,000,000
----------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                 300,000          11,400,000
----------------------------------------------------------------------------------------------------
Telecomunicacoes Brasileiras SA, Sponsored ADR                           140,000           9,896,250
WorldCom, Inc.                                                           500,000          20,468,750
                                                                                       -------------
                                                                                          51,765,000
                                                                                       -------------
Total Common Stocks (Cost $1,478,908,663)                                              1,538,591,434

                                                                    FACE
                                                                    AMOUNT
====================================================================================================
U.S. GOVERNMENT OBLIGATIONS--0.3%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.375%, 8/15/27 (Cost $4,813,282)              $  5,000,000           5,695,315

====================================================================================================
SHORT-TERM NOTES--3.0%
----------------------------------------------------------------------------------------------------
CIT Group Holdings, Inc., 5.55%, 9/1/98 (Cost $50,000,000)/(2)/       50,000,000          50,000,000

====================================================================================================
REPURCHASE AGREEMENTS--7.5%
----------------------------------------------------------------------------------------------------
Repurchase agreement with J.P. Morgan Securities, Inc., 5.75%, dated 8/31/98, to be repurchased at $126,420,189 on 9/1/98,
collateralized by U.S. Treasury Bonds, 7.50%--13.25%,
11/15/09--2/15/19, with a value of $117,545,327, and U.S.
Treasury Nts., 6.375%, 7/15/99, with a value of $11,787,331
(Cost $126,400,000)                                                  126,400,000         126,400,000
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,660,121,945)                          102.2%      1,720,686,749
----------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                       (2.2)        (36,521,006)
                                                                     -----------      --------------
NET ASSETS                                                                 100.0%     $1,684,165,743
                                                                     ===========      ==============

1. Non-income producing security.
2. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


                 19  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES   AUGUST 31, 1998
--------------------------------------------------------------------------------

====================================================================================================
ASSETS
Investments, at value (cost $1,660,121,945)--see accompanying statement               $1,720,686,749
----------------------------------------------------------------------------------------------------
Cash                                                                                       5,956,296
----------------------------------------------------------------------------------------------------
Receivables:
Investments sold                                                                           8,165,498
Shares of beneficial interest sold                                                         5,563,854
Interest and dividends                                                                     1,089,792
----------------------------------------------------------------------------------------------------
Other                                                                                         11,639
                                                                                      --------------
Total assets                                                                           1,741,473,828

====================================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                     45,010,329
Shares of beneficial interest redeemed                                                    11,135,613
Distribution and service plan fees                                                           567,240
Trustees' fees--Note 1                                                                       202,831
Other                                                                                        392,072
                                                                                      --------------
Total liabilities                                                                         57,308,085

====================================================================================================
NET ASSETS                                                                            $1,684,165,743
                                                                                      ==============
====================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                       $1,479,932,369
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                                        4,304,905
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                                            139,363,404
----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign curriencies                                 60,565,065
                                                                                      --------------
Net assets                                                                            $1,684,165,743
                                                                                      ==============

                   20  Oppenheimer Capital Appreciation Fund

====================================================================================================

====================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,233,958,174 and 37,929,006 shares of beneficial interest outstanding)                   $32.53
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                   $34.51
----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $193,637,500 and 6,078,904 shares of beneficial interest outstanding)                      $31.85
----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $76,057,993 and 2,409,218 shares of beneficial interest outstanding)                       $31.57
----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $180,512,076 and 5,543,214 shares of beneficial interest outstanding)           $32.56

See accompanying Notes to Financial Statements.

                 21  Oppenheimer Capital Appreciation Fund

-----------------------------------------------------------------------------------------------------------------
     Statement of Operations    For the Year Ended August 31, 1998
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
     INVESTMENT INCOME
     Interest                                                                                     $   15,140,262
     ------------------------------------------------------------------------------------------------------------
     Dividends (net of foreign withholding taxes of $40,363)                                           9,256,460
                                                                                                  ---------------
     Total income                                                                                     24,396,722
     ------------------------------------------------------------------------------------------------------------
     EXPENSES
     Management fees--Note 4                                                                          10,762,586
     ------------------------------------------------------------------------------------------------------------
     Distribution and service plan fees--Note 4:
     Class A                                                                                           2,383,135
     Class B                                                                                           1,325,211
     Class C                                                                                             614,429
     ------------------------------------------------------------------------------------------------------------
     Transfer and shareholder servicing agent fees--Note 4:
     Class A                                                                                           1,699,540
     Class B                                                                                             164,924
     Class C                                                                                              76,719
     Class Y                                                                                               4,343
     ------------------------------------------------------------------------------------------------------------
     Shareholder reports                                                                                 286,421
     ------------------------------------------------------------------------------------------------------------
     Registration and filing fees                                                                        215,670
     ------------------------------------------------------------------------------------------------------------
     Custodian fees and expenses                                                                          67,164
     ------------------------------------------------------------------------------------------------------------
     Legal, auditing and other professional fees                                                          59,197
     ------------------------------------------------------------------------------------------------------------
     Other                                                                                               161,520
                                                                                                  ---------------
     Total expenses                                                                                   17,820,859
     ============================================================================================================
     NET INVESTMENT INCOME                                                                             6,575,863
     ============================================================================================================
     REALIZED AND UNREALIZED GAIN (LOSS)
     Net realized gain (loss) on:
     Investments                                                                                     171,238,470
     Foreign currency transactions                                                                      (413,879)
                                                                                                  ---------------
     Net realized gain                                                                               170,824,591
     ------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation or depreciation on:
     Investments                                                                                    (311,795,736)
     Translation of assets and liabilities denominated in foreign currencies                            (154,805)
                                                                                                  ---------------
     Net change                                                                                     (311,950,541)
                                                                                                  ---------------
     Net realized and unrealized loss                                                               (141,125,950)
     ============================================================================================================
     NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           (134,550,087)
                                                                                                  ===============

     See accompanying Notes to Financial Statements.

                  22    Oppenheimer Capital Appreciation Fund

-----------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------

                                                                                        YEAR ENDED AUGUST 31,
                                                                                        1998             1997
=======================================================================================================================
OPERATIONS
Net investment income                                                                   $    6,575,863   $    5,060,610
-----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                          170,824,591      151,802,275
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                     (311,950,541)     184,592,120
                                                                                       ---------------     ------------
Net increase (decrease) in net assets resulting from operations                           (134,550,087)     341,455,005
=======================================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                     (4,817,561)      (4,636,803)
Class B                                                                                        (22,645)         (28,642)
Class Y                                                                                       (355,999)              --
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                   (143,987,822)     (94,222,488)
Class B                                                                                     (9,888,962)      (1,584,506)
Class C                                                                                     (5,546,656)      (1,485,205)
Class Y                                                                                     (7,627,140)              --
=======================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                                                    274,408,889      162,027,172
Class B                                                                                    178,884,590       41,048,636
Class C                                                                                     54,452,106       20,849,794
Class Y                                                                                    215,487,626               --
=======================================================================================================================
NET ASSETS
Total increase                                                                             416,436,339      463,422,963
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                      1,267,729,404      804,306,441
                                                                                         -------------     ------------
End of period (including undistributed net investment
income of $4,304,905 and $3,088,925, respectively)                                      $1,684,165,743   $1,267,729,404
                                                                                        ==============     ============

See accompanying Notes to Financial Statements.


                  23   Oppenheimer Capital Appreciation Fund

---------------------------------------------------------------------------------------------------------------
 Financial Highlights
---------------------------------------------------------------------------------------------------------------

                                              CLASS A                                         CLASS B
                                              -----------------------------------------------------------------

                                                                                                   YEAR
                                                                                                  ENDED
                                              YEAR ENDED AUGUST 31,                              DEC. 31,
                                              1998            1997             1996(4)           1995
===============================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period            $38.63        $30.81             $27.44           $22.63
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       .17           .18                .11              .24
Net realized and unrealized
gain (loss)                                      (1.55)        11.36               3.26             7.61
                                                ------        ------              -----            -----
Total income (loss) from
investment operations                            (1.38)        11.54               3.37             7.85

---------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income              (.15)         (.17)                --             (.24)
Distributions from net realized gain             (4.57)        (3.55)                --            (2.80)
                                                 -----         -----              -----            -----
Total dividends and distributions
to shareholders                                  (4.72)        (3.72)                --            (3.04)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $32.53        $38.63             $30.81           $27.44
                                                 =====         =====              =====            =====
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE/(6)/            (4.06)%       40.52%             12.28%           34.85%
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands)                             $1,233,958    $1,179,362           $788,504         $758,439
------------------------------------------------------------------------------------------------------------------
Average net assets (in
 thousands)                                 $1,352,628      $985,813           $789,903         $538,210
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                      0.48%         0.53%              0.55%/(7)/       1.08%
Expenses                                          1.00%         1.01%              1.09%/(7)/       1.03%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(8)/                      60.1%         66.0%              45.2%            71.9%

1. For the period from November 3, 1997 (inception of offering) to August 31, 1998.
2. For the period from December 1, 1993 (inception of offering) to December 31, 1993.
3. Per share amounts calculated based on the weighted average number of shares outstanding during the period.
4. For the eight months ended August 31, 1996. The Fund changed its fiscal year end from December 31 to August 31.
5. For the period from November 1, 1995 (inception of offering) to December 31, 1995.

                   24 Oppenheimer Capital Appreciation Fund

------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------



                                        CLASS B                                                     CLASS C
-----------------------          -----------------------------------------------------              ---------------------------
                                                                              PERIOD
                                                                              ENDED
YEAR ENDED DECEMBER 31,          YEAR ENDED AUGUST 31,                        DEC. 31,              YEAR ENDED AUGUST 31,
1994            1993             1998          1997           1996(4)         1995(5)               1998           1997
===============================================================================================================================

 $ 25.72      $  25.25            $  38.07     $ 30.56        $ 27.37         $ 29.77               $ 37.76        $ 30.27
-------------------------------------------------------------------------------------------------------------------------------

     .20           .13                (.02)        .07             --            (.14)                 (.03)           .01

    (.11)          .86               (1.62)      11.05           3.19             .78                 (1.59)         11.03
 -------      --------            --------     -------        -------         -------               -------        -------

     .09           .99               (1.64)      11.12           3.19             .64                 (1.62)         11.04

-------------------------------------------------------------------------------------------------------------------------------

    (.20)         (.12)               (.01)       (.06)            --            (.24)                   --             --
   (2.98)         (.40)              (4.57)      (3.55)            --           (2.80)                (4.57)         (3.55)
 -------      --------            --------     -------        -------         -------               -------        -------

   (3.18)         (.52)              (4.58)      (3.61)            --           (3.04)                (4.57)         (3.55)
-------------------------------------------------------------------------------------------------------------------------------
 $ 22.63      $  25.72            $  31.85     $ 38.07        $ 30.56         $ 27.37               $ 31.57        $ 37.76
 =======      ========            ========     =======        =======         =======               =======        =======
-------------------------------------------------------------------------------------------------------------------------------
    0.46%         3.93%              (4.86)%     39.30%         11.65%           1.67%                (4.84)%        39.35%
-------------------------------------------------------------------------------------------------------------------------------


$301,698      $368,806            $193,638     $52,220        $ 5,448         $ 2,751               $76,058        $36,148
-------------------------------------------------------------------------------------------------------------------------------

$325,003      $383,875            $132,908     $23,678        $ 4,285         $   661               $61,503        $19,508
-------------------------------------------------------------------------------------------------------------------------------

    0.72%         0.47%              (0.37)%     (0.33)%        (0.25)%/(7)/    (0.54)%/(7)/          (0.36)%        (0.32)%
    1.16%         1.07%               1.81%       1.86%          1.94%/(7)/      2.62%/(7)/            1.82%          1.85%
-------------------------------------------------------------------------------------------------------------------------------
    34.7%         22.9%               60.1%       66.0%          45.2%           71.9%                 60.1%          66.0%

6. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
7. Annualized.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1998 were $1,455,085,952 and $827,241,700, respectively.

                   25  Oppenheimer Capital Appreciation Fund

                                                        CLASS C (CONTINUED)                                          CLASS Y
                                                        -------------------------------------------------------      ------------
                                                        YEAR                                                         PERIOD
                                                        ENDED                                                        ENDED
                                                        AUGUST 31,         YEAR ENDED DECEMBER 31,                   AUG. 31,
                                                        1996(4)            1995          1994(3)        1993(2)      1998(1)
=================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                        $ 27.11         $ 22.50       $ 25.72      $ 25.92       $ 40.15
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                   (.03)            .09            --         (.01)          .30
Net realized and unrealized gain (loss)                        3.19            7.43          (.15)         .31         (3.11)
                                                            -------         -------       -------      -------       -------
Total income (loss) from
investment operations                                          3.16            7.52          (.15)         .30         (2.81)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                             --            (.11)         (.09)        (.10)         (.21)
Distributions from net realized gain                             --           (2.80)        (2.98)        (.40)        (4.57)
                                                            -------         -------       -------      -------       -------
Total dividends and distributions
to shareholders                                                  --           (2.91)        (3.07)        (.50)        (4.78)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 30.27          $27.11       $ 22.50      $ 25.72      $  32.56
                                                            =======         =======       =======      =======       =======
=================================================================================================================================
Total Return, at Net Asset Value(6)                           11.66%          33.56%        (0.50)%       1.17%        (7.45)%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $10,355          $7,237       $ 1,066      $     8      $180,512
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $ 9,053          $3,792       $   467      $     6      $139,050
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                                  (0.30)%(7)       0.19%        (0.02)%      (0.07)%(7)     0.75%(7)
Expenses                                                       1.93%(7)        1.90%         2.18%        2.18%(7)      0.69%(7)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                                     45.2%           71.9%         34.7%        22.9%         60.1%


1. For the period from November 3, 1997 (inception of offering) to August 31, 1998.
2. For the period from December 1, 1993 (inception of offering) to December 31, 1993.
3. Per share amounts calculated based on the weighted average number of shares outstanding during the period.
4. For the eight months ended August 31, 1996. The Fund changed its fiscal year end from December 31 to August 31.
5. For the period from November 1, 1995 (inception of offering) to December 31, 1995.
6. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
7. Annualized.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1998 were $1,455,085,952 and $827,241,700, respectively.

See accompanying Notes to Financial Statements.

                  26     Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Capital Appreciation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is Oppenheimer Funds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
          The effect of changes in foreign currency exchange rates on investments is separately identified from fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                 27      Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 1998, a provision of $47,291 was made for the Fund's projected benefit obligations and payments of $9,051 were made to retired trustees, resulting in an accumulated liability of $192,975 at August 31, 1998.

          The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

                 28      Oppenheimer Capital Appreciation Fund

================================================================================
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
          The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 1998, amounts have been reclassified to reflect a decrease in undistributed net investment income of $163,678, a decrease in paid-in capital of $558,636, and an increase in accumulated realized gain on investments of $722,314.
--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                 29      Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED AUGUST 31, 1998(1)    YEAR ENDED AUGUST 31, 1997
                                -----------------------------    ---------------------------------
                                   SHARES          AMOUNT          SHARES         AMOUNT
--------------------------------------------------------------------------------------------------
Class A:
Sold                              13,360,963    $ 517,903,302     8,550,231   $ 291,467,633
Dividends and distributions
reinvested                         4,096,261      139,027,036     3,066,971      94,554,716
                                 (10,058,269)    (382,521,449)   (6,683,422)   (223,995,177)
                                 -----------    -------------    ----------   -------------
Net increase                       7,398,955    $ 274,408,889     4,933,780   $ 162,027,172
                                 ===========    =============    ==========   =============

--------------------------------------------------------------------------------------------------
Class B:
Sold                               5,675,971    $ 216,655,405     1,757,393   $  59,666,544
Dividends and distributions
reinvested                           287,140        9,596,214        51,555       1,576,025
Redeemed                          (1,256,002)     (47,367,029)     (615,428)    (20,193,933)
                                 -----------    -------------    ----------   -------------
Net increase                       4,707,109    $ 178,884,590     1,193,520   $  41,048,636
                                 ===========    =============    ==========   =============

--------------------------------------------------------------------------------------------------
Class C:
Sold                               1,858,420    $  70,478,018       776,983   $  26,196,322
Dividends and distributions
reinvested                           163,665        5,420,589        45,592       1,381,908
Redeemed                            (570,252)     (21,446,501)     (207,324)     (6,728,436)
                                 -----------    -------------    ----------   -------------
Net increase                       1,451,833    $  54,452,106       615,251   $  20,849,794
                                 ===========    =============    ==========   =============

--------------------------------------------------------------------------------------------------
Class Y:
Sold                               5,790,579    $ 225,327,981            --   $          --
Dividends and distributions
reinvested                           235,557        7,983,016            --              --
Redeemed                            (482,922)     (17,823,371)           --              --
                                 -----------    -------------    ----------   -------------
Net increase                       5,543,214    $ 215,487,626            --   $          --
                                 ===========    =============    ==========   =============

1. For the year ended August 31, 1998 for Class A, B and C shares and for the period November 3, 1997 (inception of offering) to August 31, 1998 for Class Y shares.

                   30  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS
At August 31, 1998, net unrealized appreciation on investments of $60,564,804 was composed of gross appreciation of $305,887,720, and gross depreciation of $245,322,916.

--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion.

          For the year ended August 31, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $4,755,096, of which $1,345,699 was retained by Oppenheimer Funds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $5,767,387 and $479,256, respectively, of which $455,679 and $13,386, respectively, was paid to an affiliated broker/dealer. During the year ended August 31, 1998, OFDI received contingent deferred sales charges of $263,911 and $25,640, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

          Oppenheimer Funds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

          The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended August 31, 1998, OFDI paid $127,482 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

                   31  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES  (CONTINUED)

The Fund has adopted Distribution and Service Plans for Class B shares to compensate OFDI for its costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year for its services rendered in distributing Class B shares.
OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B shares. Each fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the year ended August 31, 1998, OFDI paid $6,009 to an affiliated broker/dealer as compensation for Class B personal service and maintenance expenses and retained $1,204,792 as compensation for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of August 31, 1998, OFDI had incurred excess distribution and servicing costs of $6,976,703 for Class B.

          The Fund has adopted a Distribution and Service Plan for Class C shares to reimburse OFDI for its costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year for its services rendered in distributing Class C shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class C shares. Each fee is computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the year ended August 31, 1998, OFDI paid $5,178 to an affiliated broker/dealer as reimbursement for Class C personal service and maintenance expenses and retained $406,166 as reimbursement for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses incurred before the Plan was terminated. As of August 31, 1998, OFDI had incurred excess distribution and servicing costs of $788,984 for Class C.

                   32  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
5. FORWARD CONTRACTS
A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

          The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

          Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

          Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

          Risks include the potential inability of the counter party to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

--------------------------------------------------------------------------------
6. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

          The Fund had no borrowings outstanding during the year ended August 31, 1998.

                   33  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer Capital Appreciation Fund:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Capital Appreciation Fund as of August 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the eight-month period ended August 31, 1996, and for each of the years in the three-year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers; and where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Appreciation Fund as of August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the eight-month period ended August 31, 1996, and for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles.

KPMG PEAT MARWICK LLP

Denver, Colorado
September 22, 1998

                   34  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Federal Income Tax Information   (Unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
In early 1999, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1998. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

          Distributions of $4.7262, $4.5856, $4.5748 and $4.7883 per share were paid to Class A, Class B, Class C and Class Y shareholders, respectively, on December 16, 1997, of which, for each class of shares, $1.7911 was designated as a capital gain distribution in the "28% Rate Group" and $1.6017 was designated as a capital gain distribution in the "20% Rate Group" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets.

          Dividends paid by the Fund during the year ended August 31, 1998, which are not designated as capital gain distributions should be multiplied by 16.52% to arrive at the net amount eligible for the corporate dividend-received deduction.

          The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                   35  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Pauline Trigere, Trustee
                         Clayton K. Yeutter, Trustee
                         Robert C. Doll, Jr., Vice President
                         Jane Putnam, Vice President
                         George C. Bowen, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

--------------------------------------------------------------------------------
INVESTMENT ADVISOR       OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER OppenheimerFunds Services
SERVICING AGENT

--------------------------------------------------------------------------------
CUSTODIAN OF             The Bank of New York
PORTFOLIO SECURITIES

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS     KPMG Peat Marwick LLP

--------------------------------------------------------------------------------
LEGAL COUNSEL            Gordon Altman Butowsky Weitzen Shalov & Wein

                         This is a copy of a report to shareholders of Oppenheimer Capital Appreciation Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Capital Appreciation Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                   36  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
REAL ASSET FUNDS
-------------------------------------------------------------------------------------------
Real Asset Fund               Gold & Special Minerals Fund
-------------------------------------------------------------------------------------------
GLOBAL STOCK FUNDS
-------------------------------------------------------------------------------------------
Developing Markets Fund       International Growth Fund        Quest Global Value Fund
International Small           Global Fund                      Global Growth & Income Fund
  Company Fund
-------------------------------------------------------------------------------------------
STOCK FUNDS
-------------------------------------------------------------------------------------------
Enterprise Fund               MidCap Fund                      Growth Fund
Discovery Fund                Capital Appreciation Fund        Disciplined Value Fund
Quest Small Cap Value Fund    Quest Capital Value Fund         Quest Value Fund
-------------------------------------------------------------------------------------------
STOCK & BOND FUNDS
-------------------------------------------------------------------------------------------
Main Street Income &          Total Return Fund                Disciplined Allocation Fund
  Growth Fund                 Quest Balanced                   Multiple Strategies Fund
Quest Opportunity               Value Fund/1/                  Convertible Securities Fund/2/
  Value Fund                  Equity Income Fund
-------------------------------------------------------------------------------------------
TAXABLE BOND FUNDS
-------------------------------------------------------------------------------------------
International Bond Fund       Champion Income Fund             U.S. Government Trust
World Bond Fund               Strategic Income Fund            Limited-Term Government Fund
High Yield Fund               Bond Fund
-------------------------------------------------------------------------------------------
MUNICIPAL BOND FUNDS
-------------------------------------------------------------------------------------------
California Municipal Fund/3/  Pennsylvania Municipal Fund/3/   Rochester Division:
Florida Municipal Fund/3/     Municipal Bond Fund              Rochester Fund Municipals
New Jersey Municipal Fund/3    Insured Municipal Fund          Limited Term New York
New York Municipal Fund/3/    Intermediate Municipal Fund        Municipal Fund
-------------------------------------------------------------------------------------------
MONEY MARKET FUNDS/4/
-------------------------------------------------------------------------------------------
Money Market Fund  Cash Reserves

1. On 5/18/98, the Fund's name was changed from "Quest Growth & Income Value Fund."
2. On 4/28/98, the Fund's name was changed from "Bond Fund for Growth."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center,
New York, NY 10048-0203.
(C) Copyright 1998 OppenheimerFunds, Inc. All rights reserved.

                   37  Oppenheimer Capital Appreciation Fund

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

                           INTENTIONALLY LEFT BLANK

                                   INFORMATION and services
                                   ---------------------------------------------

INTERNET                           As an Oppenheimer fund shareholder, you have
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information. Online                automatic investment plans, informative
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--------------------------
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--------------------------
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                                        And when you need help, our Customer
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--------------------------
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--------------------------
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--------------------------
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--------------------------
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--------------------------
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RA0320.001.0898  October 30, 1998